September 8, 2008

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	The Prudential Discovery Premier Group Variable Contract Account

(File No. 811-09799)

Discovery Premier Group Retirement Annuity

(File No. 333-95637)

Dear Commissioners:

On behalf of Prudential Insurance Company of America and Prudential Discovery Premier Group Variable Contract Account (the “Account”), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2008 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: AIM V.I. Government Securities Fund (Series I), AIM V.I. International Growth Fund (Series I), AIM V.I. Dynamics Fund (Series I), AIM V.I. Core Equity Fund (Series I), AllianceBernstein Large Cap Growth Portfolio (Class A), AllianceBernstein Small Cap Growth Portfolio (Class A), AllianceBernstein Growth and Income Portfolio (Class A), American Century VP Income & Growth Fund (Class I), Credit Suisse Trust Mid-Cap Core Portfolio, Davis Value Portfolio, Delaware VIP Emerging Market Series (Standard), The Dreyfus Socially Responsible Growth Fund (Initial), Franklin Small-Mid Cap Growth Securities Fund (Class 1), Templeton Foreign Securities Fund (Class 1), Janus Aspen Mid Cap Growth Portfolio (Institutional), Janus Aspen Worldwide Growth Portfolio (Institutional), Janus Aspen Growth and Income Portfolio (Institutional), MFS Research Bond Series (Initial), MFS Investors Trust Series (Initial), MFS Growth Series (Initial), MFS Total Return Series (Initial), MFS Investors Growth Stock Series (Initial), PIMCO Short Term Portfolio (Administrative), T. Rowe Price Equity Income Portfolio, The Prudential Series Fund (Class I): Money Market Portfolio, Diversified Bond Portfolio, Government Income Portfolio, Conservative Balanced Portfolio, Small Capitalization Stock Portfolio, Flexible Managed Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Value Portfolio, Equity Portfolio, Jennison Portfolio, Global Portfolio and Jennison 20/20 Focus Portfolio.

1.	Filer/Entity:	AIM Variable Insurance Funds
	Registration No.:	811-07452
	CIK No.:	0000896435
	Accession No.:	0000950129-08-004608
	Date of Filing:	2008-08-25

2.	Filer/Entity:	AllianceBernstein Variable Products Series Fund, Inc.
	Registration No.:	811-05398
	CIK No.	0000825316
	Accession No.:	0001193125-08-183213
	Date of Filing:	2008-08-25

3.	Filer/Entity:	American Century Variable Portfolios, Inc.
	Registration No.:	811-05188
	CIK No.	0000814680
	Accession No.:	0000814680-08-000042
	Date of Filing:	2008-08-22

4.	Filer/Entity	Credit Suisse Trust
	Registration No.:	811-07261
	CIK No.	0000941568
	Accession No.:	0001104659-08-056905
	Date of Filing:	2008-09-04

5.	Filer/Entity:	Davis Variable Account Fund, Inc.
	Registration No.:	811-09293
	CIK No.	0001084060
	Accession No.:	0001084060-08-000012
	Date of Filing:	2008-08-20

6.	Filer/entity:	Delaware VIP Trust
	Registration No.:	811-05162
	CIK No.:	0000814230
	Accession No:	0001206774-08-001480
	Date of Filing:	2008-08-21

7.	Filer/Entity:	Franklin Templeton Variable Insurance Products Trust
	Registration No.:	811-05583
	CIK No.:	0000837274
	Accession No.:	0001193125-08-185446
	Date of Filing:	2008-08-27

8.	Filer/ Entity:	Janus Aspen Series
	Registration No.:	811-07736
	CIK No.	0000906185
	Accession No.:	0000950134-08-015843
	Date of Filing:	2008-08-27

9.	Filer/Entity	MFS Variable Insurance Trust
	Registration No.:	811-08326
	CIK No.	0000918571
Accession No.:
	Date of Filing:	2008 FILING PENDING

10.	Filer/Entity:	PIMCO Variable Insurance Trust
	Registration No.:	811-08399
	CIK No.	0001047304
	Accession No.:	0001193125-08-188553
	Date of Filing:	2008-09-02

11.	Filer/Entity	T. Rowe Price Equity Series, Inc.
	Registration No.:	811-07143
	CIK No.	0000918294
	Accession No.:	0000918294-08-000032
	Date of Filing:	2008-08-26

12.	Filer/Entity:	The Dreyfus Socially Responsible Growth Fund, Inc.
	Registration No.:	811-07044
	CIK No.:	0000890064
	Accession No.:	0000890064-08-000007
	Date of Filing:	2008-08-18

13.	Filer/Entity	The Prudential Series Fund
	Registration No.:	811-03623
	CIK No.	0000711175
	Accession No.:	0001193125-08-191170
	Date of Filing:	2008-09-05

If you have any questions regarding this filing, please contact me at (732) 482-6816.

Sincerely,

/s/ John M. Ewing

John M. Ewing

Vice President and Corporate Counsel